FINANCING RECEIVABLE (Schedule of Loans Receivable) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current financing receivable
Used car financing	$ 129,018	$ 277,684
Financing for installment sales	2,177	11,205
Other financing	1,306	27,775
Net deferred origination costs		176
Less allowance for financing receivable	(7,023)	(15,067)
Current financing receivable, net	125,478	301,773
Long-term financing receivable
Used car financing	8	53
Financing for installment sales		324
Less allowance for long-term financing receivable		(47)
Long-term financing receivable, net	$ 8	$ 330